Accrued and Other Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued and Other Liabilities
8. Accrued and Other Liabilities
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2021	2022
Interest on long-term debt	1,883,321	3,540,755
Administrative expenses	210,930	177,551
Vessel operating and voyage expenses	1,748,628	2,065,686
Proceeds from sale of vessel collected in advance	—	1,140,000

Total	3,842,879	6,923,992